1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and
Shares Security Description Value
Common Stock - 99.1%
Communication Services - 4.0%
19,210 Cable One, Inc. $ 34,830,227
Consumer Discretionary - 6.2%
148,928 Bright Horizons Family Solutions,
Inc.
(a)
20,763,542
172,925 CarMax, Inc.
(a)
22,127,483
47,769 Wayfair, Inc., Class A
(a)
12,205,457
55,096,482
Financials - 6.6%
30,582 Markel Corp.
(a)
36,549,466
62,128 Moody's Corp. 22,062,274
58,611,740
Health Care - 17.3%
72,183 Bio-Techne Corp. 34,977,716
15,998 IDEXX Laboratories, Inc.
(a)
9,949,156
68,457 Illumina, Inc.
(a)
27,766,844
16,159 Intuitive Surgical, Inc.
(a)
16,064,470
51,913 Masimo Corp.
(a)
14,053,368
80,214 Teleflex, Inc. 30,204,582
69,196 Veeva Systems, Inc., Class A
(a)
19,940,211
152,956,347
Industrials - 23.7%
289,890 CoStar Group, Inc.
(a)
24,947,933
417,295 Fastenal Co. 21,536,595
222,332 HEICO Corp., Class A 26,330,779
55,318 Old Dominion Freight Line, Inc. 15,819,842
55,832 SiteOne Landscape Supply, Inc.
(a)
11,136,809
41,665 TransDigm Group, Inc.
(a)
26,022,709
191,621 Verisk Analytics, Inc. 38,375,938
242,828 Waste Connections, Inc. 30,579,330
472,227 WillScot Mobile Mini Holdings
Corp.
(a)
14,979,040
209,728,975
Information Technology - 26.2%
101,641 ANSYS, Inc.
(a)
34,603,678
41,665 Atlassian Corp. PLC, Class A
(a)
16,308,514
485,013 Black Knight, Inc.
(a)
34,920,936
237,463 BlackLine, Inc.
(a)
28,034,882
326,319 Brooks Automation, Inc. 33,398,750
53,551 Coupa Software, Inc.
(a)
11,737,308
54,258 Crowdstrike Holdings, Inc.,
Class A
(a)
13,335,531
111,953 Guidewire Software, Inc.
(a)
13,307,853
42,468 Okta, Inc.
(a)
10,079,355
241,960 PROS Holdings, Inc.
(a)
8,584,741
30,454 Twilio, Inc.
(a)
9,716,349
25,378 Tyler Technologies, Inc.
(a)
11,639,620
Shares Security Description Value
Information Technology - 26.2% (continued)
39,577 Workiva, Inc.
(a)
$ 5,578,774
231,246,291
Materials - 7.8%
149,410 Ecolab, Inc. 31,169,914
220,373 Vulcan Materials Co. 37,278,297
68,448,211
Real Estate - 7.3%
219,248 CBRE Group, Inc., Class A
(a)
21,345,985
131,196 SBA Communications Corp. REIT 43,369,462
64,715,447
Total Common Stock (Cost $681,070,899) 875,633,720
Money Market Fund - 1.0%
9,318,083 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $9,318,083) 9,318,083
Investments, at value - 100.1% (Cost
$690,388,982) $ 884,951,803
Other Assets & Liabilities, Net - (0.1)% (1,004,962)
Net Assets - 100.0% $ 883,946,841
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 875,633,720
Level 2 - Other Significant Observable Inputs 9,318,083
Level 3 - Significant Unobservable Inputs –
Total $ 884,951,803